Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Schedule Of Actual Income Benefit From Continuing Operations

	Year ended December 31,
	2016	2015	2014
Computed "expected" income tax (benefit) expense	$993	$684	$(118)
State income taxes, net of federal income tax (benefit) expense	139	82	(14)
(Decrease) increase in valuation allowance	(1,082)	(722)	132
Other	(50)	(44)	-
Alternative minimum tax	90	-	-
Total income tax expense	$90	$-	$-

Schedule Of Deferred Tax Assets And Deferred Tax Liabilities

	As of December 31,
	2016	2015
Deferred Tax Assets
Expenses accrued for consolidated financial statement purposes, nondeductible for tax return purposes	$99	$113
Net operating losses carried forward for federal income tax purposes	1,477	6,902
Book depreciation in excess of tax depreciation	38	-
Subtotal deferred tax assets	1,614	7,015
Valuation allowance	(1,551)	(6,923)
Total deferred tax assets	63	92

Deferred Liabilities
Tax depreciation in excess of book depreciation	-	92
JV basis difference	63	-
Total deferred tax liabilities	63	92
Net deferred tax assets	$-	$-

Summary of Distributions Paid

	For the year ended December 31, 2016
	Amount	%
Common Shares:
Ordinary income	$0.070000	100%
Capital gain	-	-
Return of capital	-	-
Total	$0.070000	100%

Series C Preferred Stock:
Ordinary income	$1.649124	100%
Capital gain	-	-
Return of capital	-	-
Total	$1.649124	100%

Series D Preferred Stock:
Ordinary income	$0.494792	100%
Capital gain	-	-
Return of capital	-	-
Total	$0.494792	100%